John Hancock Short Duration Credit Opportunities Fund

Summary prospectus 12/1/17

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus and other information about the fund, including the Statement of Additional Information and most recent reports, online at jhinvestments.com/Forms/Prospectuses.aspx. You can also get this information at no cost by calling 800-225-5291 (Class A and Class C) or 888-972-8696 (Class I, Class R2, Class R4, and Class R6) or by sending an email request to info@jhinvestments.com. The fund's prospectus and Statement of Additional Information, both dated 12/1/17, and most recent financial highlights information included in the shareholder report, dated 7/31/17, are incorporated by reference into this summary prospectus.

TICKERS

A: JMBAX	C: JMBCX	I: JMBIX	R2: JHDOX	R4: JHDCX	R6: JSDEX

Investment objective

To seek to maximize total return, which consists of income on its investments and capital appreciation.

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the John Hancock family of funds. Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or CDSC waivers (See Appendix 1 to the prospectus - Intermediary sales charge waivers). More information about these and other discounts is available from your financial representative and on pages 21 to 23 of the prospectus under "Sales charge reductions and waivers" or pages 126 to 132 of the fund's Statement of Additional Information under "Sales charges on Class A and Class C shares."

Shareholder fees (%) (fees paid directly from your investment)	A	C	I	R2	R4	R6
Maximum front-end sales charge (load) on purchases, as a % of purchase price	2.50	None	None	None	None	None
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	0.50 (on certain purchases, including those of $250,000 or more)	1.00	None	None	None	None
Small account fee (for fund account balances under $1,000) ($)	20	20	None	None	None	None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	A	C	I	R2		R4		R6
Management fee	0.70	0.70	0.70	0.70		0.70		0.70
Distribution and service (Rule 12b-1) fees	0.30	1.00	0.00	0.25		0.25		0.00
Other expenses
Service plan fee	0.00	0.00	0.00	0.25	[1]	0.10	[1]	0.00
Additional other expenses	0.17	0.17	0.16	0.07		0.07		0.07
Total other expenses	0.17	0.17	0.16	0.32		0.17		0.07
Acquired fund fees and expenses[2]	0.01	0.01	0.01	0.01		0.01		0.01
Total annual fund operating expenses[3]	1.18	1.88	0.87	1.28		1.13		0.78
Contractual expense reimbursement	0.00	0.00	0.00	0.00		–0.10	[4]	0.00
Total annual fund operating expenses after expense reimbursements	1.18	1.88	0.87	1.28		1.03		0.78

1 "Service plan fee" has been restated to reflect maximum allowable fees.

2 "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

3 The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

4 The distributor contractually agrees to limit its Rule 12b-1 fees for Class R4 shares to 0.15%. This agreement expires on November 30, 2018, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

John Hancock Short Duration Credit Opportunities Fund

Expenses ($)	A	C		I	R2	R4	R6
		Sold	Not Sold
1 year	367	291	191	89	130	105	80
3 years	615	591	591	278	406	349	249
5 years	883	1,016	1,016	482	702	613	433
10 years	1,646	2,201	2,201	1,073	1,545	1,366	966

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 77% of the average value of its portfolio.

Principal investment strategies

The fund will normally invest in a portfolio of fixed-income securities. Under normal circumstances, the fund will invest at least 80% of its assets in bonds and related investments and maintain an average portfolio duration of approximately three years or less. Related investments include derivatives (such as total return swaps, interest-rate swaps, credit default swaps, credit default swap indexes, and futures), loans, and credit-linked notes, and may be used for hedging purposes or as a substitute for investing in bonds. Some loans may be illiquid. Segments of the global market among which the fund may allocate its assets include U.S. government obligations, mortgage- and asset-backed securities, investment- and below-investment-grade U.S. and foreign corporate debt (including floating-rate loans) and sovereign debt (including debt of issuers in emerging markets).

The manager combines quantitative modeling that seeks to measure the relative risks and opportunities of each market segment with its own assessment of economic and market conditions to create an optimal risk/return allocation of the fund's assets among these segments. After allocating by sector, the manager uses traditional credit analysis to identify individual securities to purchase. Factors the manager may consider when evaluating U.S. government and agency obligations and mortgage-backed securities include yield curve shifts, credit quality, changing prepayment patterns, and other factors. With respect to corporate debt, such factors include the issuer's financial strength and sensitivity to economic conditions, the issuer's operating history, and the experience and track record of management. With respect to foreign government debt, such factors include currency, inflation, and interest rate trends, growth rate forecasts, market liquidity, fiscal policies, political outlook, and tax environment.

The fund's investments may include, among other things, sovereign debt securities, corporate debt securities, structured notes, securities issued by supranational organizations, fixed- and floating-rate commercial loans, securitized loan participations, Rule 144A securities, asset-backed securities, depositary receipts, mortgage-backed securities (including transferable private issuer mortgage-backed securities), non-publicly traded securities, payment-in-kind bonds, inflation-protected and other index-linked securities, interest-only securities, step-up securities, zero coupon bonds and related derivatives. While some loans are collateralized and senior to an issuer's other debt securities, other loans may be unsecured and/or subordinated. The fund may engage in derivative transactions for hedging purposes or as a substitute for investing in bonds. Derivatives may include U.S. Treasury, currency, and index futures and interest-rate and credit swaps (including credit default swaps on securities and credit indexes). The fund seeks capital appreciation through industry selection, sector selection, and security selection.

The fund may invest in securities of any credit rating (including unrated securities), including without limit in higher risk, below-investment-grade debt securities (junk bonds). The fund may invest in securities of any duration and maturity. Duration is an approximate measure of the sensitivity of a fixed-income security to interest-rate risk. Securities with higher durations are generally more sensitive to this risk.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund's investment strategy may not produce the intended results.

During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.

The fund's main risks are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity and operational risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

John Hancock Short Duration Credit Opportunities Fund

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Regulatory changes in derivative markets could impact the cost of or the fund's ability to engage in derivative transactions. Derivatives and other strategic transactions that the fund intends to utilize include: credit default swaps, futures contracts, total return swaps, and interest-rate swaps. Futures contracts and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Loan participations risk. Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk, risks associated with extended settlement, and the risks of being a lender.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Mortgage-backed and asset-backed securities risk.  Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Past performance

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291, Monday to Thursday, 8:00 A.M.—7:00 P.M., and Friday, 8:00 A.M.—6:00 P.M., Eastern time (Class A and Class C), or 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days (Class I, Class R2, Class R4, and Class R6).

A note on performance

Class A and Class C shares commenced operations on November 2, 2009 and June 27, 2014, respectively. Class R2, Class R4, and Class R6 shares commenced operations on March 27, 2015. Returns shown prior to a share class's commencement date are those of Class A shares, except that they do not include sales charges and would be lower if they did.1 Returns for Class C, Class R2, Class R4, and Class R6 shares would have been substantially similar to returns of Class A shares because each share class is invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Prior to March 28, 2013, the fund was not open to investment by the general public. Performance prior to this date does not reflect additional expenses associated with publicly offering the fund's shares.

Please note that after-tax returns (shown for Class A shares only) reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan. After-tax returns for other share classes would vary. The returns for Class A shares have been adjusted to reflect the reduction in maximum sales charges from 4.50% to 2.50%, effective February 3, 2014.

Calendar year total returns (%)—Class A (sales charges are not reflected in the bar chart and returns would have been lower if they were)

John Hancock Short Duration Credit Opportunities Fund

Year-to-date total return. The fund's total return for the nine months ended September 30, 2017, was 3.81%.
Best quarter:   Q1 '12, 4.53%
Worst quarter:   Q3 '11, –4.46%

Average annual total returns (%)—as of 12/31/16	1 year	5 year	Since inception (11/02/09)
Class A (before tax)	3.41	2.52	2.87
after tax on distributions	2.06	1.08	1.40
after tax on distributions, with sale	1.91	1.32	1.62
Class C	4.46	2.66	2.97
Class I	6.43	3.33	3.53
Class R2	6.37	3.10	3.29
Class R4	6.48	3.14	3.31
Class R6	6.66	3.20	3.35
Bloomberg Barclays 1–5 Year U.S. Credit Index (reflects no deduction for fees, expenses, or taxes)	2.58	2.46	3.00

1

Previously, returns for Class C, Class R2, Class R4, and Class R6 shares prior to when each class commenced operations were those of Class A shares that were recalculated to apply the gross fees and expenses of Class C, Class R2, Class R4, and Class R6 shares, as applicable.

Investment management

Investment advisor John Hancock Advisers, LLC
Subadvisor Stone Harbor Investment Partners LP

Portfolio management

James E. Craige, CFA Portfolio Manager Managed the fund since 2009	Roger M. Lavan, CFA Portfolio Manager Managed the fund since 2009	Catherine M. Nolan Portfolio Manager Managed the fund since 2009
Marianne Rossi, CFA Portfolio Manager Managed the fund since 2010	Peter J. Wilby, CFA Chief Investment Officer and Portfolio Manager Managed the fund since 2009

Purchase and sale of fund shares

The minimum initial investment requirement for Class A and Class C shares is $1,000 ($250 for group investments), except that there is no minimum for certain group retirement plans, certain fee-based or wrap accounts, or certain other eligible investment product platforms. The minimum initial investment requirement for Class I shares is $250,000, except that the fund may waive the minimum for any category of investors at the fund's sole discretion. There are no minimum initial investment requirements for Class R2 or Class R4 shares. The minimum initial investment requirement for Class R6 shares is $1 million, except that there is no minimum for: qualified and nonqualified plan investors that do not require the fund or its affiliates to pay any type of administrative payment; certain eligible qualifying investment product platforms; Trustees; employees of the advisor or its affiliates; or members of the fund's portfolio management team. There are no subsequent minimum investment requirements for any of these share classes.

Class A, Class C, Class I and Class R6 shares may be redeemed on any business day by mail: John Hancock Signature Services, Inc., P.O. Box 55913, Boston, Massachusetts 02205-5913; or for most account types through our website: jhinvestments.com; or by telephone: 800-225-5291 (Class A and Class C); 888-972-8696 (Class I and Class R6). Class R2 and Class R4 shares may be redeemed on any business day by contacting your retirement plan administrator or recordkeeper.

Taxes

The fund's distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax at a later date.

Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, registered investment advisor, financial planner, or retirement plan administrator), the fund and its related companies may pay the broker-dealer or other intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. These payments are not applicable to Class R6 shares. Ask your salesperson or visit your financial intermediary's website for more information.

© 2017 JOHN HANCOCK FUNDS, LLC 3500SP 12/1/17 SEC file number: 811-21779